UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 8,071	$ 3,442	$ 11,471	$ 7,255
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,391	1,208	2,704	2,513	$ 5,101
Non-cash financial expenses	21	600	352	508
Gain on sale of equity investment	(4,324)	0	(4,324)	0
Change in allowance for credit losses	(14)	75	55	25
Share in profits of equity investment of affiliated companies	(585)	(318)	(1,106)	(611)
Share based compensation	360	291	853	513
Deferred income taxes, net	1,615	63	1,700	582
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	(8,342)	882	(5,448)	(2,594)
Increase in inventory	(3,453)	(3,434)	(9,883)	(7,295)
Decrease (increase) in prepaid expenses and other current assets	1,445	1,697	(812)	1,183
Increase in trade accounts payable	2,403	2,972	4,874	3,406
Increase (decrease) in accrued expenses and other current liabilities	850	(529)	952	(3,571)
Net cash provided by (used in) operating activities	(562)	6,949	1,388	1,914
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of equity investment	4,493	0	4,493	0
Purchase of property and equipment	(1,139)	(3,305)	(2,559)	(6,167)
Net cash provided by (used in) investing activities	3,354	(3,305)	1,934	(6,167)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of short-term debts	0	(10,719)	0	(4,350)
Repayments of long-term debts	(10,721)	(516)	(11,272)	(1,087)
Proceeds from issuance of ordinary shares and exercise of the underwriters' option	0	48,550	0	48,550
Issuance costs of ordinary shares and exercise of the underwriters' option	0	(2,820)	0	(2,820)
Proceeds from long term debt, net	10,877	0	10,877	0
Proceeds from exercise of options	136	0	136	0
Net cash provided by (used in) financing activities	292	34,495	(259)	40,293
Net decrease in cash and cash equivalents and restricted cash	3,084	38,139	3,063	36,040
Cash and cash equivalents and restricted cash at beginning of period	51,545	5,335	51,566	7,434	7,434
Cash and cash equivalents and restricted cash at the end of period	54,629	43,474	54,629	43,474	$ 51,566
Supplementary information on investing and financing activities not involving cash flows:
Additions of operating lease right-of-use assets and operating lease liabilities	217	1,688	299	1,835
Reclassification between inventory and property, plant and equipment	0	0	0	579
Unpaid Issuance Costs On Long Term Debt And Issuance Of Shares	152	362	152	362
Unpaid Addition To Property And Equipment And Intangible Assets	1,140	951	1,140	951
Supplemental disclosure of cash flow information:
Interest paid	154	249	303	516
Taxes paid	$ 79	$ 176	$ 192	$ 195